CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021
Cash Flows from Operating Activities:
Net loss				$ (29,232,518)	$ (19,349,948)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	$ (151)	$ (1,554)		(1,424)	(76,019)
Changes in operating assets and liabilities:
Net cash used in operating activities				(14,660,144)	(16,863,907)
Cash Flows from Investing Activities:
Net cash used in investing activities				(12,071,736)	(4,183,465)
Cash Flows from Financing Activities:
Net cash provided by financing activities				1,245,152	40,040,045
Net Change in Cash				(25,486,728)	18,992,673
Cash - Beginning				33,483,090	28,808,017
Cash - Ending	7,996,362	47,800,690		7,996,362	47,800,690
LifeSci Acquisition II Corp
Cash Flows from Operating Activities:
Net loss	(829,630)	(80)	$ (1,000)			$ (561,449)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(997)					(30,397)
Changes in operating assets and liabilities:
Prepaid expenses	32,657	(25,000)				(121,157)
Accounts payable and accrued expenses	582,756		1,000			130,805
Net cash used in operating activities	(215,214)	(25,080)				(582,198)
Cash Flows from Investing Activities:
Investment of cash into Trust Account						(80,090,412)
Net cash used in investing activities						(80,090,412)
Cash Flows from Financing Activities:
Proceeds from issuance of common stock to Sponsor			25,000
Proceeds from sale of Units, net of underwriting discounts paid						78,488,602
Proceeds from sale of Private Placement Warrants						2,831,809
Proceeds from repayments of loan from related party		175,000				175,000
Repayment of promissory note - related party						(175,000)
Payment of offering costs		(66,195)				(256,690)
Net cash provided by financing activities		(108,805)	25,000			81,063,721
Net Change in Cash	(215,214)	83,725	391,111
Cash - Beginning	416,111	25,000				25,000
Cash - Ending	$ 200,897	$ 108,725	25,000	$ 200,897	$ 108,725	$ 416,111
Non-Cash Investing and Financing Activities:
Deferred offering costs included in accrued offering costs			$ 28,000